Document and Entity Information	Jul. 12, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001517767
Document Type	8-K
Document Period End Date	Jul. 12, 2023
Entity Registrant Name	Vertical Capital Income Fund
Entity Incorporation State Country Code	DE
Entity File Number	811-22554
Entity Tax Identification Number	45-2904236
Entity Address, Address Line One	225 Pictoria Drive
Entity Address, Address Line Two	Suite 450
Entity Address, City or Town	Cincinnati
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	45246
City Area Code	(631)
Local Phone Number	470-2719
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Shares of Beneficial Interest
Trading Symbol	VCIF
Security Exchange Name	NYSE
Entity Emerging Growth Company	false